UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 86.9%
Corporate — 0.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$975	$1,124,468
County/City/Special District/School District — 30.8%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.63%, 11/01/34	5,525	6,555,468
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,658,720
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,260
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,727,328
6.50%, 5/01/42	1,860	2,103,028
Desert Community College District, GO, Election of 2004, Series C (AGM), 5.90%, 8/01/46 (a)	5,000	726,900
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/32	9,620	10,691,283
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,375,780
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,000	5,695,250
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,175	1,307,705
6.00%, 9/01/34	2,370	2,675,066
Los Rios Community College District, Election of 2002, Series D, 5.38%, 8/01/34	4,000	4,476,520
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 5.54%, 8/01/38 (a)	7,500	1,772,925
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,579,920
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,006,326
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,025	6,644,972
Poway Unified School District, GO, CAB, School Facilities Improvement District, 5.96%, 8/01/46 (a)	7,500	1,226,475

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$5,100	$5,654,217
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/47 (a)(b)	4,800	683,520
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	5,995	6,516,445
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	15,970	17,525,318
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,161,260
7.00%, 9/01/36	510	603,917
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,485,725
William S. Hart Union High School District, GO, CAB, Series B (AGM) (a):
6.32%, 8/01/34	10,850	3,343,862
6.36%, 8/01/35	9,700	2,829,005
		107,034,195
Education — 3.0%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,887,800
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	1,430	1,711,438
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,856,550
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/36	2,700	3,047,220
		10,503,008
Health — 19.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,122,040
Series A, 6.00%, 8/01/30	2,250	2,693,160

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	$5,000	$5,452,900
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,826,892
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,538,300
Providence Health, 6.50%, 10/01/38	3,625	4,258,940
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,100	2,404,248
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	15,000	16,002,450
Health Facility, Memorial Health Services, Series A, 6.00%, 4/01/13 (c)	3,270	3,441,642
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,371,979
		66,112,551
Housing — 1.0%
California Rural Home Mortgage Finance Authority, RB, AMT:
Mortgage-Backed Securities Program, Series B (Ginnie Mae), 6.15%, 6/01/20	5	5,058
Sub-Series FH-1, 5.50%, 8/01/47	275	130,014
Santa Clara County Housing Authority California, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,514,700
		3,649,772
State — 13.6%
California State Public Works Board, RB:
Department of Developmental Services, Porterville, Series C, 6.25%, 4/01/34	1,370	1,571,595
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,655,400
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	250,254
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	4,400	5,138,320
State of California, GO, Various Purpose:
6.00%, 4/01/38	20,000	23,061,800

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California, GO, Various Purpose (concluded):
6.00%, 11/01/39	$4,835	$5,616,191
		47,293,560
Transportation — 8.3%
City of Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	2,775	3,057,523
City of San Jose California, RB, Series A- 1, AMT:
6.25%, 3/01/34	1,400	1,603,266
(AGM), 5.50%, 3/01/30	1,000	1,104,400
(AGM), 5.75%, 3/01/34	1,000	1,108,700
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,349,560
County of Sacramento California, RB:
Airport System Subordinate, PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,386,130
Senior Series B, 5.75%, 7/01/39	900	992,538
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	5,065	5,852,202
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,010	5,375,229
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,878,776
		28,708,324
Utilities — 10.9%
City of Chula Vista California, RB, San Diego Gas and Electric, Series D, AMT, 5.00%, 12/01/27	3,000	3,225,690
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	4,000	4,613,200
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,372,870
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	2,645	3,165,430
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,878,614
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	8,400	9,035,376
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	4,000	4,538,560
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,452,904

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Francisco City & County Public Utilities Commission, RB, Series A, 5.13%, 11/01/39	$2,295	$2,554,266
		37,836,910
Total Municipal Bonds in California		302,262,788

Puerto Rico — 1.1%
County/City/Special District/School District — 1.1%
Puerto Rico Sales Tax Financing Corp., RB (a):
CAB, Series C, 5.62%, 8/01/38	5,000	1,175,900
CAB, Series C, 6.22%, 8/01/39	8,750	1,937,162
Senior Series C, 5.55%, 8/01/37	2,500	624,350
Total Municipal Bonds in Puerto Rico		3,737,412

Total Municipal Bonds – 88.0%		306,000,200

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 75.5%
County/City/Special District/School District — 37.4%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	10,765,900
Contra Costa Community College District California, GO, Election of 2002 (AGM), 5.00%, 8/01/30	10,215	10,874,462
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,480,700
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	4,003	4,418,076
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	16,353,265
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	11,022,525
Election of 2008, Series C, 5.25%, 8/01/39	9,680	11,026,004
Series A, 6.00%, 8/01/33	3,828	4,527,870
Orange County Sanitation District, COP (NPFGC), 5.00%, 8/01/13 (c)	9,348	9,893,478
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,874,856

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$6,000	$6,577,080
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,439	5,961,579
San Marcos Unified School District, GO, 2010 Election, Series A, 5.00%, 8/01/38	15,520	16,834,544
Sonoma County Junior College District, GO, Refunding, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,541,182
		130,151,521
Education — 14.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	13,845	15,708,122
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,103,887
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	8,488	8,840,098
Series L, 5.00%, 5/15/36	8,500	9,291,775
Series L, 5.00%, 5/15/40	11,597	12,457,547
Series O, 5.75%, 5/15/34	2,805	3,254,641
		51,656,070
Health — 3.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, (MBIA) (BHAC), 5.00%, 11/15/2042	10,002	10,671,845
Transportation — 1.6%
Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Senior, Series A, 5.00%, 5/15/40	4,999	5,429,485
Utilities — 18.5%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,148,216
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,322,594
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,933,168
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	21,878,400
Series C, 5.00%, 7/01/35	7,145	7,929,568

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	$5,010	$5,258,897
		64,470,843
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 75.5%		262,379,764
Total Long-Term Investments (Cost – $523,323,994) – 163.5%		568,379,964

Short-Term Securities

	Shares
BIF California Municipal Money Fund, 0.00% (f)(g)	3,228,698	3,228,698
Total Short-Term Securities (Cost – $3,228,698) – 0.9%		3,228,698
Total Investments (Cost - $526,552,692*) – 164.4%		571,608,662
Other Assets Less Liabilities – 2.5%		8,620,989
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (36.4)%		(126,697,532)
VRDP Shares, at Liquidation Value – (30.5)%		(105,900,002)
Net Assets Applicable to Common Shares – 100.0%		$347,632,117

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$399,727,238
Gross unrealized appreciation	$45,418,172
Gross unrealized depreciation	(175,506)
Net unrealized appreciation	$45,242,666

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stone & Youngberg LLC	$683,520	$16,272

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF California Municipal Money Fund	5,041,430	(1,812,732)	3,228,698	—

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
200	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$26,456,250	$(387,880)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MBIA	MBIA Insurance Corp.
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$568,379,964	—	$568,379,964
Short-Term Securities	$3,228,698	—	—	3,228,698
Total	$3,228,698	$568,379,964	—	$571,608,662

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(387,880)	—	—	$(387,880)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$264,000	—	—	$264,000
Liabilities:
Bank Overdraft	(8,823)	—	—	(8,823)
TOB trust certificates	—	$(126,638,758)	—	(126,638,758)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$255,177	$(232,538,758)	—	$(232,283,581)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2012